CONSOLIDATED STATEMENTS OF CASHFLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	¥ 365,631	$ 52,284	¥ 342,082	¥ 640,831
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation and amortization	28,792	4,117	29,467	30,648
Non-cash lease expenses	12,207	1,746	18,126	23,652
Gain from early termination of operating leases (Note 17)	(352)	(50)	(1,310)	(27,176)
Gain on disposal of property and equipment	(2)	0	(18)	(104)
Loss from equity method investments	4,530	648	13,512	10,084
Impairment loss on deferred costs	217	31	4,158	1,400
Gain from fair value change of long-term investments	(2,027)	(290)	(1,608)	(1,948)
Impairment loss on long-lived assets	67,931	9,714	0	0
Impairment loss on long-term investments	0	0	0	61
(Gain)/loss from disposal of subsidiaries	0	0	838	(43,715)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	12,366	1,768	5,308	(13,114)
Deferred costs	27,812	3,977	18,093	37,278
Right-of-use asset	(812)	(116)	8,850	142,347
Deferred tax assets	5,595	800	(24,699)	26,799
Other non-current assets	1,097	157	(832)	3,089
Accrued expenses and other current liabilities	(38,417)	(5,494)	(4,828)	35,107
Deferred revenue	(331,215)	(47,363)	(193,986)	(553,803)
Lease liabilities	(6,688)	(956)	(19,931)	(168,621)
Deferred tax liabilities	62	9	1,982	(2,242)
Other non-current liabilities	82	12	315	225
Net cash generated from operating activities	146,809	20,994	195,519	140,798
CASH FLOWS FROM INVESTING ACTIVITIES
Payment for long-term investments	(84,572)	(12,094)	(235,255)	(1,958)
Proceeds received from disposal of long-term investments	6,917	989	1,029	5,920
Purchase of short-term investments	(1,491,447)	(213,274)	(1,738,749)	(773,250)
Proceeds from maturity of short-term investments	1,553,046	222,083	1,607,118	701,650
Acquisition of property and equipment	(213)	(30)	(259)	(5,763)
Acquisition of intangible assets	(441)	(63)	(147)	(595)
Proceeds from disposal of property and equipment	2	0	39	118
Disposal of subsidiaries, net of cash received	0	0	(67)	(317)
Repayment of employee loans	3,973	568	7,431	2,377
Net cash generated from/(used in) investing activities	(12,735)	(1,821)	(358,860)	(71,818)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment for cash dividend	0	0	0	(31,254)
Share repurchase	(6,168)	(882)	(10,949)	(4,750)
Proceeds from bank loans	20,000	2,860	0	0
Repayment of bank loans	(61,540)	(8,800)	(101,779)	(38,654)
Net cash used in financing activities	(47,708)	(6,822)	(112,728)	(74,658)
Effect of exchange rate changes	(16,832)	(2,408)	16,920	14,652
Net increase/(decrease) in cash, cash equivalents and restricted cash	69,534	9,943	(259,149)	8,974
Cash, cash equivalents and restricted cash at beginning of the year	507,229	72,533	766,378	757,404
Cash, cash equivalents and restricted cash at end of the year	576,763	82,476	507,229	766,378
Supplemental schedule of non-cash investing activities:
Payables for leasehold improvement and intangible assets	570	82	796	1,108
Supplemental disclosure of cash flow information:
Interest paid	1,026	147	5,509	7,780
Income tax paid	23,651	$ 3,382	8,866	11,225
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	575,740		507,229	763,800
Restricted cash	1,023		0	2,578
Total cash, cash equivalents and restricted cash	¥ 576,763		¥ 507,229	¥ 766,378